UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06179

                                 Flaherty & Crumrine Preferred Income Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

                                                         Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Donald F. Crumrine

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

                                               Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:  626-795-7300

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Fund:

PFD’s fiscal 2014 got off to a strong start, as preferred securities continued to recover from 2013’s mid-year swoon. Total return on net asset value1 was +4.7% for the first fiscal quarter.2 Market price performance was even better: The Fund’s market price discount to NAV narrowed, generating total return on market value for the fiscal quarter of +7.7%.

After a difficult stretch during the second half of 2013, the preferred securities market seemed ripe for recovery, and it didn’t disappoint. One probably would not have concluded that in December, however, when long-term interest rates rose to their highest levels of the year (nearly 4% for the 30-year Treasury bond) after the Federal Reserve began to taper its securities purchases. Many holders of preferred securities—particularly $25-par issues—sold them to book tax losses before year-end. Such selling pressure hurt prices even more. Preferred securities’ prices ended 2013 at or near their lows for the year.

As 2014 began, preferred securities started to turn around. Unusually cold temperatures and heavy snowfall blanketed much of the United States from December through February, dampening economic activity. Job growth sputtered, personal spending eased and housing activity slowed. The 30-year Treasury bond yield drifted back down to finish the fiscal quarter at 3.58%, 0.23% lower than where it started in December. Meanwhile, fundamental credit conditions—profits, balance sheets and loan performance, among others—continued to improve for most preferred issuers.

As fears of sharply higher interest rates faded and tax-loss selling ran its course, preferred investors returned to the market. And they had company! Some investors who typically focus on other fixed-income markets, such as corporate or high-yield bonds, also bought preferred securities, attracted by their higher yields in an otherwise low-yield environment. Those other fixed-income markets dwarf the preferred market in size, so even a small reallocation to preferreds inside a bond portfolio can translate into a lot of dollars being invested in preferreds. Demand for preferred securities picked up noticeably.

Among major issuers, financial companies, especially banks, are adapting to new rules and regulations implemented since the financial crisis. Regular readers of our letters will recall many discussions about Basel III and other regulatory pronouncements. These regulations are intended to strengthen balance sheets and improve transparency—positives for preferred investors. In almost every case in the U.S. and abroad, preferred securities are, or will be, an integral component of capital. As a result, we have seen and will continue to see a steady supply of new preferred issues. However, new issuance has been modest in size and readily absorbed by investors; and spreads on these and secondary-market issues have gradually compressed.

Although interest-rate fears have receded recently, we know many Fund investors remain concerned about the possibility of rising interest rates. Three observations. First, although preferred security prices tend to move with intermediate and long-term Treasury yields, their correlation is not perfect. Yields on preferred securities are high relative to Treasuries and corporate bonds, and they should be able to absorb some increase in Treasury yields while still generating positive total returns. We think improving credit fundamentals support that view.

[1]	Following methodology required by the SEC, total return assumes dividend reinvestment and includes income and principal change, plus the impact of the Fund’s leverage and expenses.
[2]	December 1, 2013—February 28, 2014.

Second, as the Fund’s experience in 2013’s third fiscal quarter demonstrated, prices of preferred securities can fall when interest rates increase significantly. However, preferred securities pay dividends year-in and year-out. If we have picked our credits correctly, over time, those dividends can turn modest principal losses into positive total returns. Shareholders probably will have to live through some quarter-to-quarter volatility, but we think prospective returns on preferred securities remain attractive for long-term investors.

Third, there are a number of ways we can manage interest-rate risk in a portfolio of preferred securities, even if we exclude outright interest-rate hedging (something the Fund has not done since 2008). In particular, so-called “fixed-to-floating rate” preferred securities can offer attractive yields with only intermediate duration or interest-rate risk. A typical such security starts with a coupon rate that is fixed for five or 10 years and then floats at a margin over an index (usually 3-month LIBOR). These preferred securities have credit risk similar to fixed-rate issues, but they can have much less interest-rate risk. Of course, not all fixed-to-floating rate preferred securities are the same, and none are riskless. Investors need to evaluate each issue’s creditworthiness, terms and conditions carefully, something we spend a lot of time doing. As of February 28, 2014, roughly 48% of the Fund’s portfolio was comprised of fixed-to-floating rate issues, and they fit well with our market outlook.

We expect economic growth to improve in the second quarter as weather effects fade. We don’t think weather was the whole story behind sluggish first-quarter growth, but it was an important factor, and one that inevitably will thaw come spring. Stronger growth may push interest rates higher once again. However, for 2014 as a whole, we foresee modest economic growth, improving credit conditions and accommodative monetary policy. That should translate into gradually (if erratically) rising Treasury rates along with narrower yield spreads on preferred securities. Investors should be prepared for some volatility over coming quarters, but we think “coupon” or “coupon minus a bit” returns on preferred securities should remain attractive for long-term investors.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com, for current information on preferred-securities markets, the Fund and the broader economy.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Robert M. Ettinger

Bradford S. Stone

March 31, 2014

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2014 (Unaudited)

Fund Statistics

Net Asset Value	$13.22

Market Price	$13.08

Discount	1.06%

Yield on Market Price	8.26%

Common Stock Shares Outstanding	10,985,567

Moody’s Ratings	% of Net Assets†

A	1.2%

BBB	54.1%

BB	38.2%

Below “BB”	0.7%

Not Rated*	4.5%

Below Investment Grade**	22.8%

*	Does not include net other assets and liabilities of 1.3%.
**	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

JPMorgan Chase	4.6%

HSBC PLC	4.3%

Banco Santander, S.A.	4.3%

MetLife	4.2%

Liberty Mutual Group	4.0%

Barclays Bank PLC	3.2%

XL Group PLC	2.9%

Goldman Sachs Group	2.7%

Citigroup	2.7%

Wells Fargo & Company	2.6%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	53%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	34%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 92.3%
	Banking — 41.9%
17,500	Astoria Financial Corp., 6.50% Pfd., Series C	$415,669	*
	Banco Santander, S.A.:
355,000	Banco Santander, 10.50% Pfd., Series 10	9,514,532	**(1)(3)
	Bank of America:
$1,500,000	Bank of America Corporation, 8.125%	1,718,145	*(1)
2,500	Countrywide Capital IV, 6.75% Pfd. 04/01/33	63,594
15,000	Countrywide Capital V, 7.00% Pfd. 11/01/36	379,373
	Barclays Bank PLC:
$3,250,000	Barclays Bank PLC, 6.278%	3,206,599	**(1)(2)(3)
58,000	Barclays Bank PLC, 7.10% Pfd.	1,484,220	**(3)
3,700	Barclays Bank PLC, 7.75% Pfd., Series 4	95,312	**(3)
90,000	Barclays Bank PLC, 8.125% Pfd., Series 5	2,331,000	**(1)(3)
$1,925,000	BNP Paribas, 7.195%, 144A****	2,047,719	**(1)(2)(3)
	Citigroup:
70,642	Citigroup, Inc., 6.875% Pfd., Series K	1,838,211	*(1)
38,100	Citigroup, Inc., 7.125% Pfd., Series J	1,015,365	*
$2,750,000	Citigroup, Inc., 8.40%, Series E	3,042,806	*(1)
22,500	City National Corporation, 6.75% Pfd., Series D	604,800	*
	CoBank ACB:
16,100	CoBank ACB, 6.125% Pfd., Series G, 144A****	1,394,663	*
10,000	CoBank ACB, 6.25% Pfd., 144A****	1,007,500	*(1)
$5,210,000	Colonial BancGroup, 7.114%, 144A****	7,815	(4)(5)††
15,200	Cullen/Frost Bankers, Inc., 5.375% Pfd., Series A	331,550	*
90,000	Fifth Third Bancorp, 6.625% Pfd., Series I	2,392,425	*(1)
	First Horizon:
795	First Tennessee Bank, Adj. Rate Pfd., 3.75%(6), 144A****	536,873	*(1)
$500,000	First Tennessee Capital II, 6.30% 04/15/34, Series B	488,750
1	FT Real Estate Securities Company, 9.50% Pfd., 144A****	1,192,500	(1)
112,500	First Niagara Financial Group, Inc., 8.625% Pfd.	3,182,794	*(1)
32,050	First Republic Bank, 6.70% Pfd.	806,458	*(1)
	Goldman Sachs Group:
$5,751,253	Goldman Sachs Capital I, 6.345% 02/15/34	6,006,321	(1)(2)
	HSBC PLC:
$800,000	HSBC Capital Funding LP, 10.176%, 144A****	1,158,000	(1)(2)(3)
150,000	HSBC Holdings PLC, 8.00% Pfd., Series 2	4,030,875	**(1)(3)
$130,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	132,112
$145,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	147,402	(1)
128,813	HSBC USA, Inc., 6.50% Pfd., Series H	3,216,306	*(1)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	ING Groep NV:
40,000	ING Groep NV, 6.375% Pfd.	$984,000	**(3)
35,000	ING Groep NV, 7.05% Pfd.	891,153	**(3)
23,400	ING Groep NV, 7.20% Pfd.	596,759	**(3)
47,500	ING Groep NV, 7.375% Pfd.	1,217,900	**(3)
	JPMorgan Chase:
$5,300,000	JPMorgan Chase & Company, 6.75% , Series S	5,591,500	*
$4,000,000	JPMorgan Chase & Company, 7.90%, Series I	4,508,800	*(1)
$550,000	Lloyds Banking Group PLC, 6.657%, 144A****	550,000	**(3)
	M&T Bank Corporation:
$500,000	M&T Bank Corporation, 6.450%, Series E	519,375	*
$2,240,000	M&T Bank Corporation, 6.875%, Series D, 144A****	2,243,958	*(1)
	Morgan Stanley:
49,607	Morgan Stanley, 6.875%, Pfd. , Series F	1,283,829	*
55,516	Morgan Stanley, 7.125%, Pfd. , Series E	1,487,912	*
82,500	PNC Financial Services Group, Inc., 6.125% Pfd., Series P	2,155,106	*(1)
$2,160,000	RaboBank Nederland, 11.00%, 144A****	2,856,600	(1)(3)
	Royal Bank of Scotland:
7,500	Royal Bank of Scotland Group PLC, 6.40%, Pfd., Series M	171,150	**(3)
15,000	Royal Bank of Scotland Group PLC, 6.60% Pfd., Series S	346,050	**(3)
45,000	Royal Bank of Scotland Group PLC, 7.25% Pfd., Series T	1,125,000	**(3)
	Sovereign Bancorp:
1,750	Sovereign REIT, 12.00% Pfd., Series A, 144A****	2,332,390
10,000	Texas Capital Bancshares Inc., 6.50% Pfd., Series A	232,625	*
12,500	US Bancorp, 6.50%, Pfd., Series F	347,266	*
	Wells Fargo:
19,400	Wells Fargo & Company, 6.625% Pfd., Series R	519,144	*
$895,000	Wells Fargo & Company, 7.98%, Series K	1,024,775	*
144,500	Wells Fargo & Company, 8.00% Pfd., Series J	4,143,176	*(1)
	Zions Bancorporation:
$1,000,000	Zions Bancorporation, 7.20%, Series J	1,040,000	*(1)
93,000	Zions Bancorporation, 7.90% Pfd., Series F	2,631,900	*(1)

		92,590,057

	Financial Services — 1.1%
	Credit Suisse Group:
$402,000	Claudius, Ltd. - Credit Suisse AG, 7.875%, Series B, 144A****	414,060	(3)
$1,000,000	General Electric Capital Corp., 7.125%, Series A	1,136,808	*(1)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — (Continued)
	HSBC PLC:
36,537	HSBC Finance Corporation, 6.36% Pfd., Series B	$886,479	*(1)

		2,437,347

	Insurance — 24.8%
	Ace Ltd.:
$975,000	Ace Capital Trust II, 9.70% 04/01/30	1,418,625	(1)(2)(3)
$400,000	Aon Corporation, 8.205% 01/01/27	490,416
108,700	Arch Capital Group, Ltd., 6.75% Pfd., Series C	2,724,294	**(1)(3)
	AXA SA:
$2,800,000	AXA SA, 6.379%, 144A****	2,919,000	**(1)(2)(3)
$500,000	AXA SA, 8.60% 12/15/30	646,250	(3)
201,600	Axis Capital Holdings Ltd., 6.875% Pfd., Series C	5,107,032	**(1)(3)
95,600	Delphi Financial Group, 7.376% Pfd. 05/15/37	2,384,025	(1)(2)
37,400	Endurance Specialty Holdings, 7.50% Pfd., Series B	984,088	**(3)
$4,350,000	Everest Re Holdings, 6.60% 05/15/37	4,388,062	(1)(2)
	Liberty Mutual Group:
$500,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	545,000
$4,100,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	6,232,000	(1)(2)
	MetLife:
$2,846,000	MetLife, Inc., 10.75% 08/01/39	4,297,460	(1)(2)
$279,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	327,127	(1)(2)
$3,600,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	4,707,000	(1)
36,010	PartnerRe Ltd., 7.250% Pfd., Series E	929,418	**(1)(3)
90,000	Principal Financial Group, 6.518% Pfd., Series B	2,256,525	*(1)
$500,000	Prudential Financial, Inc., 5.625% 06/15/43	518,750
	QBE Insurance:
$1,100,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	1,148,357	(1)(3)
$2,250,000	StanCorp Financial Group, 6.90% 06/01/67	2,272,500	(1)(2)
$679,500	The Travelers Companies:
	USF&G Capital, 8.312% 07/01/46, 144A****	853,003	(1)(2)
	Unum Group:
$2,820,000	Provident Financing Trust I, 7.405% 03/15/38	3,120,598	(1)(2)
8,954	W.R. Berkley Corporation, 5.625% Pfd.	189,668
	XL Group PLC:
$6,440,000	XL Capital Ltd., 6.50%, Series E	6,383,650	(1)(3)

		54,842,848

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Utilities — 14.7%
10,350	Alabama Power Company, 6.45% Pfd.	$272,658	*(1)
	Baltimore Gas & Electric:
2,400	Baltimore Gas & Electric Company, 7.125% Pfd., Series 1993	243,975	*
10,000	Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993	1,015,313	*(1)
	Commonwealth Edison:
$2,953,000	COMED Financing III, 6.35% 03/15/33	2,908,705	(1)(2)
$3,150,000	Dominion Resources, Inc., 7.50% 06/30/66	3,425,625	(1)(2)
	Energy Future Competitive Holdings Corp:
$636,000	TXU Electric Capital V, 8.175% 01/30/37	22,260	(4)
62,500	Entergy Arkansas, Inc., 6.45% Pfd.	1,564,456	*(1)
30,000	Entergy Louisiana, Inc., 6.95% Pfd.	3,005,625	*(1)
25,000	Georgia Power Company, 6.50% Pfd., Series 2007A	2,562,500	*(1)
25,000	Indianapolis Power & Light Company, 5.65% Pfd.	2,360,938	*
42,100	Integrys Energy Group, Inc., 6.00% Pfd.	1,050,879	(1)
	Nextera Energy:
$1,500,000	FPL Group Capital, Inc., 6.65% 06/15/67	1,512,349	(1)
	PECO Energy:
$500,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	570,906	(1)(2)
	PPL Corp:
59,000	PPL Capital Funding, Inc., 5.90% Pfd., Series B	1,334,669
$2,250,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	2,257,168	(1)(2)
$2,850,000	Puget Sound Energy, Inc., 6.974% 06/01/67	2,905,119	(1)(2)
47,392	Scana Corporation, 7.70% Pfd. 01/30/65	1,247,476	(1)(2)
34,000	Southern California Edison, 6.50% Pfd., Series D	3,521,125	*(1)
3,000	Virginia Electric & Power Company, $6.98 Pfd.	298,125	*
3,700	Wisconsin Public Service Corporation, 6.88% Pfd.	371,966	*

		32,451,837

	Energy — 4.0%
$5,000,000	Enbridge Energy Partners LP, 8.05% 10/01/37	5,635,485	(1)(2)
3,500	Kinder Morgan GP, Inc., 4.188%(6), Pfd., 144A****	3,173,188	*

		8,808,673

	Real Estate Investment Trust (REIT) — 3.4%
	Duke Realty Corp.:
4,000	Duke Realty Corp, 6.50% Pfd., Series K	96,500
24,900	Duke Realty Corp, 6.60% Pfd., Series L	604,858

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — (Continued)
	Kimco Realty Corporation:
2,500	Kimco Realty Corporation, 5.50% Pfd, Series J	$52,650
34,550	Kimco Realty Corporation, 6.90% Pfd, Series H	890,008	(1)
	National Retail Properties:
40,000	National Retail Properties, Inc., 5.70% Pfd, Series E	830,500
15,580	National Retail Properties, Inc., 6.625% Pfd, Series D	371,934
	PS Business Parks:
4,000	PS Business Parks, Inc., 5.70% Pfd., Series V	85,090
50,000	PS Business Parks, Inc., 6.45% Pfd., Series S	1,186,625	(1)(2)
7,500	PS Business Parks, Inc., 6.875% Pfd., Series R	189,825
119,168	Realty Income Corporation, 6.625% Pfd., Series F	2,980,392	(1)(2)
7,500	Regency Centers Corp, 6.625% Pfd., Series 6	180,836

		7,469,218

	Miscellaneous Industries — 2.4%
37,400	Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****	3,272,500	*
$2,125,000	Textron Financial Corporation, 6.00% 02/15/67, 144A****	1,917,812	(1)

		5,190,312

	Total Preferred Securities (Cost $193,459,858)	203,790,292

Corporate Debt Securities — 6.3%
	Banking — 2.4%
$2,710,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	3,102,300	(1)(2)
76,000	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	1,790,750
20,000	Zions Bancorporation, 6.95%, 09/15/28, Sub Notes	536,250

		5,429,300

	Financial Services — 0.3%
21,763	Affiliated Managers Group, Inc., 6.375% 08/15/42	532,356
5,562	Raymond James Financial, 6.90% 03/15/42	144,960

		677,316

	Insurance — 2.1%
$2,000,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	2,152,576	(1)(2)

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — (Continued)
	Insurance — (Continued)
	Unum Group:
$2,000,000	UnumProvident Corporation, 7.25% 03/15/28	$2,408,002	(1)(2)

		4,560,578

	Energy — 1.5%
$2,625,000	Energy Transfer Partners LP 8.25% 11/15/2029	3,255,081	(1)

		3,255,081

	Total Corporate Debt Securities (Cost $11,834,188)	13,922,275

Common Stock — 0.2%
	Banking — 0.1%
3,620	CIT Group, Inc.	176,222	*

		176,222

	Insurance — 0.0%
19,801	WMI Holdings Corporation, 144A****	54,255	*†

		54,255

	Utilities — 0.1%
9,380	Exelon Corporation	285,246	*

		285,246

	Total Common Stock (Cost $1,728,325)	515,723

Flaherty & Crumrine Preferred Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Money Market Fund — 0.1%
	BlackRock Liquidity Funds:
192,839	T-Fund	$192,839

	Total Money Market Fund (Cost $192,839)	192,839

Total Investments (Cost $207,215,210***)	98.9%		$218,421,129

Other Assets And Liabilities (Net)	1.1%		2,499,578

Total Managed Assets	100.0%	‡	220,920,707

Loan Principal Balance			(75,700,000)

Total Net Assets Available To Common Stock			$145,220,707

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2014, these securities amounted to $43,323,410 or 19.6% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $144,802,875 at February 28, 2014.
(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $55,054,963 at February 28, 2014.
(3)	Foreign Issuer.
(4)	Illiquid security (designation is unaudited).
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of February 28, 2014.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
Pfd.	— Preferred Securities
REIT	— Real Estate Investment Trust

Flaherty & Crumrine Preferred Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2013 through February 28, 2014 (Unaudited)

Value
OPERATIONS:
Net investment income	$2,884,065
Net realized gain/(loss) on investments sold during the period	1,483,361
Change in net unrealized appreciation/depreciation of investments	2,138,052

Net increase in net assets resulting from operations	6,505,478

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(3,844,948)

Total Distributions to Common Stock Shareholders	(3,844,948)

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$2,660,530

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$142,560,177
Net increase in net assets during the period	2,660,530

End of period	$145,220,707

(1)

These tables summarize the three months ended February 28, 2014 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2013.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2013 through February 28, 2014 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.98

INVESTMENT OPERATIONS:
Net investment income	0.26
Net realized and unrealized gain/(loss) on investments	0.33

Total from investment operations	0.59

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.35)

Total distributions to Common Stock Shareholders	(0.35)

Net asset value, end of period	$13.22

Market value, end of period	$13.08

Common Stock shares outstanding, end of period	10,985,567

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	8.21	%*
Operating expenses including interest expense.	1.88	%*
Operating expenses excluding interest expense	1.35	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	8	%**
Total managed assets, end of period (in 000’s)	$220,921
Ratio of operating expenses including interest expense to total managed assets	1.23	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.88	%*

(1)

These tables summarize the three months ended February 28, 2014 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2013.

*	Annualized.
**	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2013	$0.1700	$12.73	$12.26	$12.35
January 31, 2014	0.0900	12.98	12.74	12.76
February 28, 2014	0.0900	13.22	13.08	13.10

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2014, the aggregate cost of securities for federal income tax purposes was $218,028,745, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $18,931,607 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $18,539,223.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows:

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$92,590,057	$69,754,370	$22,827,872	$7,815
Financial Services	2,437,347	2,023,287	414,060	—
Insurance	54,842,848	34,657,012	20,185,836	—
Utilities	32,451,837	10,828,166	21,623,671	—
Energy	8,808,673	5,635,485	3,173,188	—
Real Estate Investment Trust (REIT)	7,469,218	7,469,218	—	—
Miscellaneous Industries	5,190,312	—	5,190,312	—
Corporate Debt Securities	13,922,275	3,004,316	10,917,959	—
Common Stock
Banking	176,222	176,222	—	—
Insurance	54,255	54,255	—	—
Utilities	285,246	285,246	—	—
Money Market Fund	192,839	192,839	—	—

Total Investments	$218,421,129	$134,080,416	$84,332,898	$7,815

Flaherty & Crumrine Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services—approved by the Board and unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active participant in the markets.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Preferred Securities
	Total Investments	Banking
Balance as of 11/30/13	$7,815	$7,815
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfer in	—	—
Transfer out	—	—
Balance as of 02/28/14	$7,815	$7,815

For the three months ended February 28, 2014, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $0.

Flaherty & Crumrine Preferred Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 02/28/14	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
Banking	$7,815	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer, Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer, Vice President and Secretary

Bradford S. Stone

Vice President and Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer, Assistant Treasurer and Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Questions concerning your shares of Flaherty & Crumrine Preferred Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent & Shareholder Servicing Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly Report

February 28, 2014

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Preferred Income Fund Incorporated

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	04/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	04/21/2014

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Financial Officer, Treasurer and Vice
President
(principal financial officer)

Date	04/21/2014

* Print the name and title of each signing officer under his or her signature.